Renaissance International IPO ETF PORTFOLIO OF INVESTMENTS (UNAUDITED)
December 31, 2025

Shares		Value (US$)

	COMMON STOCKS - 99.3%
	BRITAIN - 3.3%
10,238	Verisure PLC *	$168,444
	CHINA - 36.9%
8,000	Chifeng Jilong Gold Mining Co. Ltd. - Class H	30,591
3,000	Contemporary Amperex Technology Co. Ltd. - Class H (a)	194,855
4,714	Foshan Haitian Flavouring & Food Co. Ltd. - Class H	19,625
327,000	Horizon Robotics * (a)	363,861
2,200	InnoScience Suzhou Technology Holding Co. Ltd. - Class H *	22,162
223,400	J&T Global Express Ltd. *	299,964
6,200	Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class H * (a)	56,760
2,000	Laopu Gold Co. Ltd. - Class H	158,814
8,378	Lens Technology Co. Ltd. - Class H	27,171
3,400	Mao Geping Cosmetics Co. Ltd. - Class H (a)	35,692
23,500	Midea Group Co. Ltd. - Class H	256,508
750	Mixue Group - Class H *	39,491
13,545	Sany Heavy Industry Co. Ltd. - Class H *	39,333
2,286	Seres Group Co. Ltd. - Class H *	31,458
9,200	SF Holding Co. Ltd. - Class H (a)	40,995
2,000	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. - Class H * (a)	100,788
14,500	WuXi XDC Cayman, Inc. *	113,184
10,739	Zhejiang Sanhua Intelligent Controls Co. Ltd. - Class H (a)	52,876
		1,884,128
	GERMANY - 5.1%
1,877	IONOS Group SE *	59,006
2,945	RENK Group AG	185,577
791	Springer Nature AG & Co. KGaA	17,774
		262,357
	HONG KONG - 3.7%
8,000	Guming Holdings Ltd.	25,472
8,686	Zijin Gold International Co. Ltd. *	162,945
		188,417
	INDONESIA - 3.5%
462,900	Amman Mineral Internasional PT *	178,359
	ITALY - 4.9%
9,435	Lottomatica Group SpA	248,372
	JAPAN - 23.3%
20,400	JX Advanced Metals Corp.	255,260
6,300	Kioxia Holdings Corp. *	419,692
7,100	Kokusai Electric Corp.	249,071
3,400	Rakuten Bank Ltd. *	150,031
11,100	Tokyo Metro Co. Ltd.	112,991
		1,187,045
	LUXEMBOURG - 5.2%
8,070	CVC Capital Partners PLC	135,619
19,967	Zabka Group SA *	127,366
		262,985
	SPAIN - 1.9%
5,561	Puig Brands SA - Class B (a)	97,180
	SWEDEN - 1.0%
4,156	NOBA Bank Group AB *	53,177
	SWITZERLAND - 9.9%
2,462	Galderma Group AG	503,838
	TURKEY - 0.6%
2,305	Destek Finans Faktoring AS *	29,805

Renaissance International IPO ETF PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares		Value (US$)

	TOTAL COMMON STOCKS (Cost - $3,827,184)	$5,064,107
	SHORT-TERM INVESTMENTS - 1.1%
53,847	State Street Navigator Securities Lending Government Money Market Portfolio (b)	53,847

	TOTAL SHORT-TERM INVESTMENTS (Cost - $53,847)	53,847

	TOTAL INVESTMENTS - 100.4% (Cost - $3,881,031) (c)	$5,117,954
	OTHER ASSETS AND LIABILITIES - (0.4) %	(18,758)
	NET ASSETS - 100.0%	$5,099,196

* Non-income producing security.

(a) Securities (or a portion of the security) on loan. As of December 31, 2025, the market value of securities loaned was $841,374. The loaned securities were secured with cash collateral of $53,847 and non-cash collateral with a value of $841,239. The non-cash collateral received consists of securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(b) Represents investments of cash collateral received in connection with securities lending.

(c) Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $3,881,031. At December 31, 2025, net appreciation for all securities was $1,236,923. This consists of aggregate gross unrealized appreciation of $1,423,494 and aggregate gross unrealized depreciation of $186,571.

PLC - Public Limited Company